Consolidated statements of stockholders' equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Dividends declared and paid	$ 0.72	$ 0.56	$ 0.49